Definition of Terms in Fund Name	Jul. 29, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation by investing in small and mid-cap U.S. companies as defined by Janus Henderson Investors US LLC (the “Portfolio Consultant”) in the industrial and community banking sectors. Under normal circumstances, the Trust will invest at least 80% of its assets in U.S. companies. According to the Portfolio Consultant, American Industrial Renaissance® Companies are U.S. industrial companies focused on infrastructure, manufacturing, transportation and related services such as banking. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The stocks were selected for the Trust by the Portfolio Consultant using a comprehensive process and held for approximately two years.

Step 1: As of the date the portfolio was selected, the Portfolio Consultant starts with the Russell 2500TM Index and screens for industrial companies focused on infrastructure, manufacturing, transportation and related services such as banking. Banks will be chosen from states considered traditional manufacturing hubs.

Step 2: Screen to exclude companies with non-U.S. sales greater than or equal to 25%.

Step 3: Positive 12-month forward earnings estimates.

Step 4: Proprietary portfolio optimization method is used to weight the stocks. No position will exceed approximately 4% of the total portfolio. Bank stocks will be limited to a maximum of approximately 10% of the portfolio.
Other portfolio criteria:

- $6 minimum share price;

- $200 million minimum market cap; and

- liquidity of at least $500,000 trading volume on average each day.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend paying securities.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.